Inventories and contracts in progress (Tables)	12 Months Ended
Dec. 31, 2022
Inventories and contracts in progress
Schedule of inventories and contracts in progress

	As of December 31,
in 000€	2022	2021	2020
Raw materials	7,975	6,246	4,974
Work in progress	4,626	2,383	1,766
Finished goods	2,837	2,171	2,554
Contracts in progress	643	495	749
Total inventories and contracts in progress	16,081	11,295	10,043